DERIVATIVES AND HEDGING ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,	June 30,
		2016	2017
	Balance sheet
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$125	$301
	''Accrued expenses and other liabilities''	84	10
	''Accumulated other comprehensive income''	36	198

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$20	-

Cross currency SWAP	''Prepaid expenses and other current assets''	$973	$3,184

Schedule of Increase in Unrealized Gains (Losses)
The unrealized gains recognized in accumulated other comprehensive income on derivatives, is as follows:

	Six months ended June 30,
	2016	2017
	Unaudited	Unaudited

Option contracts	$131	$548

Total unrealized gain	$131	$548

Schedule of Net (Gains) Losses Reclassified
The net gains (losses) reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Six months ended June 30,	Statement of Income item	Six months ended June 30,
	2016		2016	2017
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$162	"Operating expenses"	$102	$386

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts		"Financial expenses"	(16)	148
SWAP		"Financial expenses"	608	2,210
Total	$162		$694	$2,744